Employee Benefits - Summary of Amounts Recognized in the Consolidated Statement of Financial Position are Comprised (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Disclosure of defined benefit plans [line items]
Retirement benefit liabilities	¥ 1,022,749	¥ 1,035,096
Japanese plans [Member]
Disclosure of defined benefit plans [line items]
Retirement benefit liabilities	674,425	680,021
Other non-current assets (Retirement benefit assets)	(442,094)	(397,023)
Net amount recognized	232,332	282,999
Foreign plans [Member]
Disclosure of defined benefit plans [line items]
Retirement benefit liabilities	348,323	355,075
Other non-current assets (Retirement benefit assets)	(85,335)	(14,707)
Net amount recognized	¥ 262,988	¥ 340,368